Cash and Cash Equivalents - Disclosure Of Significant non cash transactions from investing and financing activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant non cash transactions from investing and financing activities [Line Items]
Fair value changes in derivative warrant liabilities	€ (1,081)	€ (6,476)
Addition of lease liabilities	3,310	1,386
ARES [Member]
Significant non cash transactions from investing and financing activities [Line Items]
Issuance of shares for the acquisition of a significant non-cash investing activity	455	0
Coil [Member]
Significant non cash transactions from investing and financing activities [Line Items]
Issuance of shares for the acquisition of a significant non-cash investing activity	€ 0	€ 2,317